INCOME TAXES (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation between the provision for income tax computed by applying Canadian federal and provincial statutory tax rates to income before income taxes and the actual provision and benefit for income taxes
Combined federal and provincial income tax rate (as a percent)	27.00%	28.00%	31.00%
Expenses not deductible for tax purpose (as a percent)	(1.00%)	(19.00%)	3.00%
Tax exemption and tax relief granted to the Company (as a percent)		25.00%	(10.00%)
Effect of different tax rate of subsidiary operations in other jurisdiction (as a percent)	(7.00%)	(3.00%)	(3.00%)
Unrecognized tax benefits (as a percent)	(1.00%)	(1.00%)	1.00%
Valuation allowance (as a percent)	(14.00%)	(51.00%)	2.00%
Exchange gain (loss) (as a percent)	(1.00%)	(1.00%)	1.00%
Actual income tax rate (as a percent)	3.00%	(22.00%)	25.00%
Aggregate amount and per share effect of the tax holiday
The aggregate dollar effect (in dollars)		$ 18,162,641	$ 6,781,702
Additional disclosure
Withholding income tax rate on dividends distributed by foreign invested enterprises (as a percent)	10.00%
Undistributed earnings of subsidiaries and affiliates considered to be permanently reinvested	116,330,000
Provision for withholding income tax on dividend	$ 0
Tax Holidays Effect | Earnings Per Share, Basic
Aggregate amount and per share effect of the tax holiday
Per share effect-basic and diluted (in dollars per share)		$ 0.42	$ 0.16
Tax Holidays Effect | Earnings, Per Share, Diluted
Aggregate amount and per share effect of the tax holiday
Per share effect-basic and diluted (in dollars per share)		$ 0.42	$ 0.16